Quarterly Financial Information (Unaudited) - Schedule Of Condensed Income Statement (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Net loss	$ (1,635,954)	$ 1,098,668	$ (225,688)	$ 7,069,017	$ (9,271,235)		$ 7,941,997
Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	(1,635,954)
Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	0
Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (723,074)	$ 878,934	$ (225,688)	$ 7,069,017	$ (6,871,324)	$ 6,843,329	$ 6,353,598
Weighted average shares outstanding	4,545,455	25,000,000	25,000,000	25,000,000	17,176,871	25,000,000	25,000,000
Basic and diluted net income loss per ordinary share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Common Class A [Member] | Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	25,000,000		25,000,000	25,000,000	25,000,000	25,000,000
Basic and diluted net income loss per ordinary share	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Common Class A [Member] | Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	(20,454,545)		0	0	(7,823,129)	0
Basic and diluted net income loss per ordinary share	$ (0.16)		$ (0.01)	$ 0.23	$ (0.40)	$ 0.22
Common Class B [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (912,880)	$ 219,734	$ (225,688)	$ 7,069,017	$ (2,399,911)	$ 6,843,329	$ 1,588,399
Weighted average shares outstanding	5,738,636	6,250,000	6,250,000	6,250,000	6,058,673	6,250,000	6,250,000
Basic and diluted net income loss per ordinary share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Common Class B [Member] | Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ (225,688)	$ 7,069,017	$ (9,271,235)	$ 6,843,329
Weighted average shares outstanding	5,738,636		6,250,000	6,250,000	6,058,673	6,250,000
Basic and diluted net income loss per ordinary share	$ (0.29)		$ (0.04)	$ 1.13	$ (1.53)	$ 1.09
Common Class B [Member] | Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ 0		$ 0	$ 0
Weighted average shares outstanding	0		0		0	0
Basic and diluted net income loss per ordinary share	$ 0.13		$ 0.03	$ (0.90)	$ 1.13	$ (0.87)